Annual Fund Operating Expenses - Class I - AMG Yacktman Fund - Class I	Apr. 24, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.74%